Segment Reporting - Schedule of Net Segment Profit or Loss (Details) - Operating segments [member] - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	€ 2,886,118	€ 1,147,492	€ 162,407
Total Expenses	(8,442,158)	(6,518,659)	(1,389,143)
Operating Profit/(Loss)	(5,556,040)	(5,371,167)	(1,226,736)
Other income (expenses)	466,042	500,587	(119)
Segment Profit/(Loss)	41,137	(41,085)
Provision for income taxes	(5,048,861)	(4,911,665)	(1,226,855)
Sponsorships [Member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	1,494,814	745,452
Total Expenses	(4,561,487)	(4,096,722)
Operating Profit/(Loss)	(3,066,673)	(3,351,270)
Other income (expenses)	224,603	325,199
Segment Profit/(Loss)	31,023	(30,779)
Provision for income taxes	(2,811,047)	(3,056,850)
Ticketing, short-leases, store and youth league [Member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	355,727	238,785
Total Expenses	(1,173,919)	(1,326,543)
Operating Profit/(Loss)	(818,192)	(1,087,758)
Other income (expenses)	53,518	104,169
Segment Profit/(Loss)	7,381	(8,411)
Provision for income taxes	(757,293)	(992,000)
Player transfers [Member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	406,988	122,159
Total Expenses	(1,079,086)	(834,389)
Operating Profit/(Loss)	(672,098)	(712,230)
Other income (expenses)	76,166	53,291
Segment Profit/(Loss)	564	(1,000)
Provision for income taxes	(595,368)	(659,939)
Reportable segments [member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	628,589	41,096	162,407
Total Expenses	(1,627,666)	(261,005)	(1,389,143)
Operating Profit/(Loss)	(999,077)	(219,909)	(1,226,736)
Other income (expenses)	111,755	17,928	(119)
Segment Profit/(Loss)	2,169	(895)
Provision for income taxes	€ (885,153)	€ (202,876)	€ (1,226,855)